FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Changes in Fair Value
	December 31,
	2 0 1 5	2 0 1 4	2 0 1 3
Balance at the beginning of year	407	3,926	4,549
Conversion to warrants to purchase ordinary share immediately prior to the IPO	(233)	-	-
Change in fair value	(174)	(3,519)	(623)
Balance at the end of year	-	407	3,926

Series C Preferred Stock [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Summary of Fair Value Assumptions
	February 24, 2015 (conversion date)	December 31,
	2 0 1 5	2 0 1 4	2 0 1 3
Expected volatility	55.69%	51.7%	44%
Risk-free rate	1.21%	1.58%	0.13%
Dividend yield	0%	0%	0%
Expected term (in years)	4.17	4.20	3.42

Series D Preferred Stock [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Summary of Fair Value Assumptions
	December 31,
	2 0 1 4	2 0 1 3
Expected volatility	60.12%	44%
Risk-free rate	0.05%	0.18%
Dividend yield	0%	0%
Expected term (in years)	0.21	1.21